Debt (Tables)	12 Months Ended
May. 31, 2015
Debt Disclosure [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 31, 2015	May 25, 2014
7.125% debentures due February 2016	$—	$100.0
Variable-rate term loan (1.68% at May 31, 2015) due August 2017	285.0	300.0
6.200% senior notes due October 2017	500.0	500.0
3.790% senior notes due August 2019	—	80.0
4.500% senior notes due October 2021	121.9	400.0
3.350% senior notes due November 2022	111.1	450.0
4.520% senior notes due August 2024	10.0	220.0
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
Total long-term debt	$1,478.0	$2,500.0
Fair value hedge	3.6	1.6
Less unamortized discount and issuance costs	(14.3)	(23.2)
Total long-term debt less unamortized discount and issuance costs	$1,467.3	$2,478.4
Less current portion	(15.0)	(15.0)
Long-term debt, excluding current portion	$1,452.3	$2,463.4

Aggregate Maturities Of Long-Term Debt
The aggregate contractual maturities of long-term debt for each of the five fiscal years subsequent to May 31, 2015, and thereafter are as follows:

(in millions)
Fiscal Year	Amount
2016	$15.0
2017	15.0
2018	755.0
2019	—
2020	—
Thereafter	693.0
Long-term debt	$1,478.0

Schedule of Short-term Debt	The components of short-term debt are as follows:

(in millions)	May 31, 2015	May 25, 2014
Commercial paper	$—	$207.6